MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 14:-	MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment, and derives revenues from develops, manufactures and sells land radar for defense forces and border protection applications, avionics equipment and aviation data acquisition and debriefing systems (see Note 1 above for a brief description of the Company’s business).

b.	Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2019	2018	2017

North America	$21,995	$11,686	$14,446
Israel	12,737	10,446	6,363
Asia	2,499	3,093	4,372
South America	1,027	1,206	514
Europe	6,073	1,601	281
Australia	-	-	206

Total	$44,331	$28,032	$26,182

c.	Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2019	2018	2017
	%

Customer A	12	7	7
Customer C	8	11	2
Customer E	3	11	5
Customer F	3	6	13
Customer G	6	4	35
Customer H	4	12	3
Customer I	4	12	-

d.	Long-lived assets (property, plant and equipment) by geographic areas:

	December 31,
	2019	2018

Israel	$6,062	$3,915
China	-	319
USA	3,065	-

	$9,127	$4,234